Summary of Significant Accounting Policies (Details) $ in Thousands	6 Months Ended
Dec. 31, 2024 USD ($) yr
Exploration and Evaluation Assets
Cash received from related party	$ 4,000
Impairment expense	$ 19,676
Useful life measured as period of time, intangible assets | yr	20
Pilot plant
Exploration and Evaluation Assets
Useful life measured as period of time, property, plant and equipment	2 years